BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 234,285	$ 1,055,895	$ 953,234
Prepaid expenses	150,482	134,263	31,308
Total current assets	384,767	1,190,158	984,542
Property and equipment, net	18,866	24,188	18,408
Deposits	19,473	27,612	27,612
Total assets	423,106	1,241,958	1,030,562
Current liabilities:
Accounts payable and accrued expenses, including $15,755 and $12,716 to related parties as of December 31, 2016 and 2015, respectively	1,301,603	373,103	223,546
Dividends payable	396,939	359,891	340,291
Warrant liability	2,240,510	1,937,234	1,621,199
Derivative liability	285,032	288,934	285,157
Total current liabilities	4,224,084	2,959,162	2,470,193
Convertible Preferred Stock	985,000	1,070,000	1,471,000
Commitments and contingencies
Stockholders’ deficit
Preferred stock, $0.001 par value, authorized 1,000,000 shares, designated 200 shares of Series A, 600 shares of Series B and 4,200 shares of Series C Preferred Stock	0	0	0
Common stock, $0.001 par value, authorized 200,000 and 50,000,000 shares, 22,588,184 and 16,825,703 issued and outstanding as of December 31, 2016 and 2015, respectively	26,414	22,588	16,826
Additional paid in capital	46,888,447	41,019,251	29,314,399
Common stock subscription	279,940	0	0
Accumulated deficit	(51,980,779)	(43,829,043)	(32,241,856)
Total stockholders’ deficit	(4,785,978)	(2,787,204)	(2,910,631)
Total liabilities and stockholders’ deficit	$ 423,106	$ 1,241,958	$ 1,030,562